Contractual Obligations, Commercial Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Contractual Obligations, Commercial Commitments And Contingencies [Abstract]
Schedule Of Contractual Obligations And Commercial Commitments

	Payments due in:
$ in millions	Total	Less than 1 year	2 - 3 years	4 - 5 years	More than 5 years
DPL:

Coal contracts (a)	486.2	255.6	161.2	69.4	-
Limestone contracts (a)	18.3	6.1	12.2	-	-
Purchase orders and other contractual obligations	72.4	39.2	17.3	15.9	-